Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification 820, Fair Value Measurement (“ASC 820”), provides the framework for measuring fair value. ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Valuations are observed from unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The following is a description of the valuation methodologies used for assets measured at fair value:
Common Stock — Valued using quoted market prices for the identical security in an active market.
Collective Investment Trust Fund — Valued using the NAV of the fund provided by the fund’s trustee, as a practical expedient to measure fair value.
Mutual Funds — Valued using quoted market prices, which represent the NAV of the shares held in such funds. Each of these funds is an open-ended mutual fund and is valued using a market approach. Fair value is based on a daily NAV that can be validated with a sufficient level of observable activity (e.g., purchases and sales at NAV between fund investors and the fund).
Money Market Fund — Valued using the NAV of the fund shares using quoted market prices on an active market.
Valuation methods employed for purposes of estimating the fair value of the Plan’s assets are appropriate and consistent with valuation techniques used by market participants. The use of different valuation methodologies or assumptions to estimate the fair value of the Plan’s investments at the reporting date would likely result in a fair-value estimate of the Plan’s investments that differs from the reporting-date fair-value estimate presented herein. There have been no changes in the methodologies used at December 31, 2025 and 2024.
 The following summarizes the Plan’s investments by asset class and input level within the fair-value hierarchy:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Common stock
Team, Inc. common stock	$6,866,403	$—	$—	$6,866,403
Mutual funds	372,720,222	—	—	372,720,222
Money market fund	196,699	—	—	196,699
Total assets in the fair value hierarchy	$379,783,324	$—	$—	379,783,324
Collective investment trust fund(1)				10,730,283
Total assets measured at fair value				$390,513,607

	Level 1	Level 2	Level 3	Total
December 31, 2024
Common stock
Team, Inc. common stock	$6,194,687	$—	$—	$6,194,687
Mutual funds	331,119,611	—	—	331,119,611
Money market fund	181,969	—	—	181,969
Total assets in the fair value hierarchy	$337,496,267	$—	$—	337,496,267
Collective investment trust fund(1)				11,799,326
Total assets measured at fair value				$349,295,593
(1)    Consists of the Galliard Retirement Income Fund, which is discussed further in Note (2) – Summary of Significant Accounting Policies, and is measured at fair value using the NAV per share (or its equivalent) as a practical expedient. Therefore, this has not been categorized in the fair value hierarchy, but is presented in this table to permit reconciliation of the amounts categorized in the fair value hierarchy to the amounts presented on the statements of net assets available for benefits.